UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number:  028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ranjan Tandon
Title:    Managing Member
Phone:    (212) 350-5125


Signature, Place and Date of Signing:


   /s/ Ranjan Tandon            New York, New York             May 14, 2008
-----------------------     --------------------------     --------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        66

Form 13F Information Table Value Total:  $256,730
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.      Form 13F File Number     Name
-----     --------------------     ------------------------------

 1.         028-10574                Libra Associates, LLC

 2.         028-10573                Libra Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2008

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6       COL 7      COLUMN  8
                                                             MARKET
                                                             VALUE     SHRS OR  SH/ PUT/  INVESTMENT     OTHR    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (X$1,000)  PRN AMT  PRN CALL  DISCRETION     MNRS    SOLE    SHARE NONE
AGNICO EAGLE MINES LTD         COM               008474108    6,541      96,600  SH       Shared-Defined  1,2     96,600
AMEX INDUSTRIAL SELECT INDEX   COM               81369Y704    2,461      65,800  SH       Shared-Defined  1,2     65,800
APOLLO GROUP INC               CL A              037604105    1,037      24,000  SH       Shared-Defined  1,2     24,000
APPLE INC                      COM               037833100      890       6,200  SH       Shared-Defined  1,2      6,200
BALLY TECHNOLOGIES INC         COM               05874B107    1,889      55,000  SH       Shared-Defined  1,2     55,000
BIG LOTS INC                   COM               089302103      617      27,651  SH       Shared-Defined  1,2     27,651
BLACKSTONE GROUP L P           COM UNIT LTD      09253U108      945      59,500  SH       Shared-Defined  1,2     59,500
CAMECO CORP                    COM               13321L108    9,720     295,400  SH       Shared-Defined  1,2    295,400
CENTRAL FD CDA LTD             CL A              153501101    6,667     530,000  SH       Shared-Defined  1,2    530,000
CENTRAL SUN MINING INC         COM               155432107    2,705   1,415,869  SH       Shared-Defined  1,2  1,415,869
CERNER CORP                    COM               156782104    1,051      28,200  SH       Shared-Defined  1,2     28,200
CLEAR CHANNEL COMMUNICATIONS   COM               184502102    1,680      57,500  SH       Shared-Defined  1,2     57,500
COACH INC                      COM               189754104    4,206     139,500  SH       Shared-Defined  1,2    139,500
COLUMBIA SPORTSWEAR CO         COM               198516106      871      19,788  SH       Shared-Defined  1,2     19,788
COTT CORP                      COM               22163N106       35      10,000  SH       Shared-Defined  1,2     10,000
CROCS INC                      COM               227046109      503      28,800  SH       Shared-Defined  1,2     28,800
DANAHER CORP DEL               COM               235851102    6,250      82,200  SH       Shared-Defined  1,2     82,200
DOWNEY FINL CORP               COM               261018105      597      32,500  SH       Shared-Defined  1,2     32,500
ELDORADO GOLD CORP NEW         COM               284902103      436      63,400  SH       Shared-Defined  1,2     63,400
ENTREE GOLD INC                COM               29383G100    2,450   1,256,400  SH       Shared-Defined  1,2  1,256,400
EXETER RES CORP                COM               301835104    3,589   1,115,000  SH       Shared-Defined  1,2  1,115,000
FAIR ISAAC CORP                COM               303250104    3,897     181,073  SH       Shared-Defined  1,2    181,073
FIRST MARBLEHEAD CORP          COM               320771108    2,271     304,400  SH       Shared-Defined  1,2    304,400
FIRSTFED FINL CORP             COM               337907109      304      11,200  SH       Shared-Defined  1,2     11,200
GAMMON GOLD INC                COM               36467T106   41,292   5,497,700  SH       Shared-Defined  1,2  5,497,700
GENERAL MTRS CORP              COM               370442105      783      41,100  SH       Shared-Defined  1,2     41,100
GOLDCORP INC NEW               COM               380956409   18,758     483,592  SH       Shared-Defined  1,2    483,592
GREAT BASIN GOLD LTD           COM               390124105   24,243   6,737,780  SH       Shared-Defined  1,2  6,737,780
HARLEY DAVIDSON INC            COM               412822108    8,453     225,400  SH       Shared-Defined  1,2    225,400
IAMGOLD CORP                   COM               450913108    2,540     356,300  SH       Shared-Defined  1,2    356,300
IKON OFFICE SOLUTIONS INC      COM               451713101      182      23,900  SH       Shared-Defined  1,2     23,900
IMMUCOR INC                    COM               452526106      750      35,131  SH       Shared-Defined  1,2     35,131
INTEL CORP                     COM               458140100    1,491      70,386  SH       Shared-Defined  1,2     70,386
ISHARES TR                     DJ BROKER-DEAL    464288794    2,567      68,900  SH       Shared-Defined  1,2     68,900
ISHARES INC                    MSCI TAIWAN       464286731    4,517     285,000  SH       Shared-Defined  1,2    285,000
JAGUAR MNG INC                 COM               47009M103    2,461     232,186  SH       Shared-Defined  1,2    232,186
LEHMAN BROS HLDGS INC          COM               524908100      617      16,400  SH       Shared-Defined  1,2     16,400
LMS MEDICAL SYSTEMS INC        COM               502089105      118     196,700  SH       Shared-Defined  1,2    196,700
MAG SILVER CORP                COM               55903Q104      792      62,500  SH       Shared-Defined  1,2     62,500
MATTSON TECHNOLOGY INC         COM               577223100      847     139,086  SH       Shared-Defined  1,2    139,086
METALLICA RES INC              COM               59125J104    5,936   1,007,700  SH       Shared-Defined  1,2  1,007,700
MIDWAY GOLD CORP               COM               598153104      502     175,000  SH       Shared-Defined  1,2    175,000
MILLENNIUM CELL INC            COM               60038B105       11      88,980  SH       Shared-Defined  1,2     88,980
MINEFINDERS  LTD               COM               602900102   15,728   1,294,000  SH       Shared-Defined  1,2  1,294,000
MINES MGMT CO                  COM               603432105    1,360     378,700  SH       Shared-Defined  1,2    378,700
NVR INC                        COM               62944T105    3,047       5,100  SH       Shared-Defined  1,2      5,100
NATIONAL FINL PARTNERS CORP    COM               63607P208    1,174      52,242  SH       Shared-Defined  1,2     52,242
NEVSUN RES LTD                 COM               64156L101      218     126,800  SH       Shared-Defined  1,2    126,800
NEW GOLD INC CDA               COM               644535106    2,359     339,300  SH       Shared-Defined  1,2    339,300
NOVAGOLD RES INC               COM NEW           66987E206    1,464     189,800  SH       Shared-Defined  1,2    189,800
NUCOR CORP                     COM               670346105    9,788     144,500  SH       Shared-Defined  1,2    144,500
OCH ZIFF CAP MGMT GROUP        CL A              67551U105      202       9,600  SH       Shared-Defined  1,2      9,600
OREZONE RES INC                COM               685921108    3,663   2,458,500  SH       Shared-Defined  1,2  2,458,500
PACIFIC RIM MNG CORP           COM NEW           694915208    3,303   3,266,400  SH       Shared-Defined  1,2  3,266,400
PENN WEST ENERGY TR            TR UNIT           707885109      883      31,568  SH       Shared-Defined  1,2     31,568
QUATERRA RES INC               COM               747952109    4,554   1,796,500  SH       Shared-Defined  1,2  1,796,500
RENT A CTR INC NEW             COM               76009N100      359      19,561  SH       Shared-Defined  1,2     19,561
SATYAM COMPUTER SERVICES LTD   ADR               804098101      743      32,900  SH       Shared-Defined  1,2     32,900
SCIENTIFIC GAMES CORP          CL A              80874P109    2,309     109,397  SH       Shared-Defined  1,2    109,397
STREETTRACKS GOLD TR           GOLD SHS          863307104    3,327      36,800  SH       Shared-Defined  1,2     36,800
TASEKO MINES LTD               COM               876511106    2,976     587,400  SH       Shared-Defined  1,2    587,400
TITAN PHARMACEUTICALS INC DE   COM               888314101    1,900   1,250,000  SH       Shared-Defined  1,2  1,250,000
VMWARE INC                     CL A              928563402    2,285      53,366  SH       Shared-Defined  1,2     53,366
WESTERN GOLDFIELDS INC CDA     COM NEW           95828P203    5,282   1,681,900  SH       Shared-Defined  1,2  1,681,900
GOLDCORP INC NEW               *W EXP 06/09/201  380956177      827      57,000  SH       Shared-Defined  1,2     57,000
YAMANA GOLD INC                COM               98462Y100   10,507     718,850  SH       Shared-Defined  1,2    718,850

                                                            256,730





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